Condensed Consolidated Financial Information (Details) - USD ($) $ in Thousands	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
CURRENT ASSETS:
Total cash and cash equivalents	$ 574,188	$ 600,677	$ 593,776	$ 456,940
Accounts receivable-net	2,654,976	2,342,262
Prepaid expenses and other current assets	177,536	168,714
Income taxes receivable	1,541
Deferred tax assets-net	25,872	19,949
TOTAL CURRENT ASSETS	3,434,113	3,131,602
PROPERTY AND EQUIPMENT-NET	281,979	270,672
DEFERRED TAX ASSETS-NET	118,038	143,478
INVESTMENTS IN UNCONSOLIDATED JOINT VENTURES	142,901	106,422
GOODWILL	1,937,338	1,811,754		1,775,400
INTANGIBLE ASSETS-NET	90,238	83,149
OTHER NON-CURRENT ASSETS	118,770	118,546
TOTAL ASSETS	6,123,377	5,665,623
CURRENT LIABILITIES:
Short-term debt	23,915	29,578
Accounts payable	1,047,155	725,389
Accrued expenses and other current liabilities	964,627	915,282
Billings in excess of costs on uncompleted contracts	379,574	322,486
Income taxes payable		6,127
Current portion of long-term debt	40,498	54,687
TOTAL CURRENT LIABILITIES	2,455,769	2,053,549
OTHER LONG-TERM LIABILITIES	455,563	448,920
DEFERRED TAX LIABILITY - NET	196,900	175,200
LONG-TERM DEBT	939,565	1,089,060
TOTAL LIABILITIES	3,850,897	3,591,529
TOTAL AECOM STOCKHOLDERS' EQUITY	2,186,517	2,021,443
Noncontrolling interests	85,963	52,651
TOTAL STOCKHOLDERS' EQUITY	2,272,480	2,074,094	2,224,488	2,395,137
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	6,123,377	5,665,623
Senior Notes 5.00 Percent Due 2022
Condensed Statements of Operations and Comprehensive Income (Loss)
Principal amount	$ 800,000
Interest rate (as a percent)	5.75%
The 2024 Notes
Condensed Statements of Operations and Comprehensive Income (Loss)
Principal amount	$ 800,000
Interest rate (as a percent)	5.875%
Eliminations
CURRENT ASSETS:
Intercompany receivable	$ (682,700)	(721,500)
Income taxes receivable	(200)
Deferred tax assets-net	(61,200)	(65,900)
TOTAL CURRENT ASSETS	(744,100)	(787,400)
DEFERRED TAX ASSETS-NET	(24,500)
INVESTMENTS IN CONSOLIDATED SUBS	(3,442,100)	(3,658,600)
TOTAL ASSETS	(4,210,700)	(4,446,000)
CURRENT LIABILITIES:
Accrued expenses and other current liabilities	(200)
Intercompany payables and notes	(690,800)	(733,500)
Income taxes payable	(61,200)	(65,900)
TOTAL CURRENT LIABILITIES	(752,200)	(799,400)
DEFERRED TAX LIABILITY - NET	(24,500)
TOTAL LIABILITIES	(776,700)	(799,400)
TOTAL AECOM STOCKHOLDERS' EQUITY	(3,434,000)	(3,646,600)
TOTAL STOCKHOLDERS' EQUITY	(3,434,000)	(3,646,600)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	(4,210,700)	(4,446,000)
Parent
CURRENT ASSETS:
Total cash and cash equivalents	33,400	4,400	44,300	12,600
Intercompany receivable	363,800	321,100
Prepaid expenses and other current assets	19,700	7,800
Deferred tax assets-net	42,000	51,500
TOTAL CURRENT ASSETS	458,900	384,800
PROPERTY AND EQUIPMENT-NET	53,600	42,300
DEFERRED TAX ASSETS-NET	36,100	29,100
INVESTMENTS IN CONSOLIDATED SUBS	3,001,300	3,136,800
OTHER NON-CURRENT ASSETS	15,600	9,000
TOTAL ASSETS	3,565,500	3,602,000
CURRENT LIABILITIES:
Short-term debt	9,900	29,400
Accounts payable	26,300	11,300
Accrued expenses and other current liabilities	136,200	173,000
Intercompany payables and notes	157,700	192,600
Current portion of long-term debt	37,500	37,500
TOTAL CURRENT LIABILITIES	367,600	443,800
OTHER LONG-TERM LIABILITIES	80,500	61,400
LONG-TERM DEBT	938,900	1,087,400
TOTAL LIABILITIES	1,387,000	1,592,600
TOTAL AECOM STOCKHOLDERS' EQUITY	2,178,500	2,009,400
TOTAL STOCKHOLDERS' EQUITY	2,178,500	2,009,400
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	3,565,500	3,602,000
Guarantor Subsidiaries
CURRENT ASSETS:
Total cash and cash equivalents	85,800	80,200	47,400	44,900
Accounts receivable-net	907,400	976,600
Intercompany receivable	107,800	142,000
Prepaid expenses and other current assets	20,500	18,600
TOTAL CURRENT ASSETS	1,121,500	1,217,400
PROPERTY AND EQUIPMENT-NET	90,600	96,400
DEFERRED TAX ASSETS-NET	42,300	44,100
INVESTMENTS IN CONSOLIDATED SUBS	440,800	521,800
INVESTMENTS IN UNCONSOLIDATED JOINT VENTURES	31,900	47,700
GOODWILL	1,011,800	1,011,800
INTANGIBLE ASSETS-NET	29,000	39,500
OTHER NON-CURRENT ASSETS	3,000	4,100
TOTAL ASSETS	2,770,900	2,982,800
CURRENT LIABILITIES:
Short-term debt	1,000	200
Accounts payable	405,100	394,500
Accrued expenses and other current liabilities	265,800	250,300
Intercompany payables and notes	460,000	400,900
Billings in excess of costs on uncompleted contracts	87,000	89,300
Income taxes payable	61,200	65,900
Current portion of long-term debt		15,800
TOTAL CURRENT LIABILITIES	1,280,100	1,216,900
OTHER LONG-TERM LIABILITIES	48,000	52,800
TOTAL LIABILITIES	1,328,100	1,269,700
TOTAL AECOM STOCKHOLDERS' EQUITY	1,442,800	1,713,100
TOTAL STOCKHOLDERS' EQUITY	1,442,800	1,713,100
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	2,770,900	2,982,800
Non-Guarantor Subsidiaries
CURRENT ASSETS:
Total cash and cash equivalents	455,000	516,100	$ 502,100	$ 399,400
Accounts receivable-net	1,747,600	1,365,700
Intercompany receivable	211,100	258,400
Prepaid expenses and other current assets	137,300	142,300
Income taxes receivable	1,700
Deferred tax assets-net	45,100	34,300
TOTAL CURRENT ASSETS	2,597,800	2,316,800
PROPERTY AND EQUIPMENT-NET	137,800	132,000
DEFERRED TAX ASSETS-NET	64,100	70,300
INVESTMENTS IN UNCONSOLIDATED JOINT VENTURES	111,000	58,700
GOODWILL	925,500	800,000
INTANGIBLE ASSETS-NET	61,200	43,600
OTHER NON-CURRENT ASSETS	100,300	105,400
TOTAL ASSETS	3,997,700	3,526,800
CURRENT LIABILITIES:
Short-term debt	13,000
Accounts payable	615,800	319,600
Accrued expenses and other current liabilities	562,800	498,000
Intercompany payables and notes	73,100	140,000
Billings in excess of costs on uncompleted contracts	292,600	233,200
Current portion of long-term debt	3,000	1,400
TOTAL CURRENT LIABILITIES	1,560,300	1,192,200
OTHER LONG-TERM LIABILITIES	327,000	334,700
DEFERRED TAX LIABILITY - NET	24,500
LONG-TERM DEBT	700	1,700
TOTAL LIABILITIES	1,912,500	1,528,600
TOTAL AECOM STOCKHOLDERS' EQUITY	1,999,200	1,945,500
Noncontrolling interests	86,000	52,700
TOTAL STOCKHOLDERS' EQUITY	2,085,200	1,998,200
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 3,997,700	$ 3,526,800